Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Ordinary Class A [Member]
Numerator:
Allocation of net income (loss)	$ 6,255,579	$ (1,021,083)	$ (970,449)	$ (18,480,698)	$ 32,944,209
Denominator:
Basic and diluted weighted average shares outstanding	57,500,000	28,125,000	22,898,230	38,426,829	57,500,000
Basic and diluted net income (loss) per ordinary share	$ 0.11	$ (0.04)	$ (0.04)	$ (0.48)	$ 0.57
Ordinary Class B [Member]
Numerator:
Allocation of net income (loss)	$ 1,563,895	$ (487,111)	$ (561,407)	$ (6,614,284)	$ 8,236,052
Denominator:
Basic and diluted weighted average shares outstanding	14,375,000	13,417,120	13,246,681	13,753,049	14,375,000
Basic and diluted net income (loss) per ordinary share	$ 0.11	$ (0.04)	$ (0.04)	$ (0.48)	$ 0.57